VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property and equipment:
Components of vessels and equipment, net	Useful lives applied in depreciation are as follows:

Vessels	40 to 50 years
Deferred drydocking expenditure	two to five years
Office equipment and fittings	three to six years

Vessels and equipment
Property and equipment:
Components of vessels and equipment, net

(in thousands of $)	2015	2014
Cost	2,572,740	1,813,170
Accumulated depreciation	(236,596)	(164,282)
Net book value	2,336,144	1,648,888